ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET BOSTON, MA 02199-3600

WWW.ROPESGRAY.COM

June 14, 2022

Jessica L. Reece
T +1 617 235 4636
VIA EDGAR	Jessica.Reece@ropesgray.com

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re: Voya Equity Trust (on behalf of Voya Small Cap Growth Fund)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for Voya Equity Trust (the "Registrant"). This Form N-14 is being filed in connection with the proposed acquisition by Voya Small Cap Growth Fund, a series of the Registrant (the "Acquiring Fund"), of all the assets and liabilities of Voya SmallCap Opportunities Fund, a series of the Registrant (the "Acquired Fund"), and the issuance of Class A, Class C, Class I , Class P3, Class R, Class R6, and Class W shares of beneficial interest of the Acquiring Fund in connection therewith.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 617-235-4636.

Very truly yours,

/s/ Jessica L. Reece

Jessica L. Reece